Note 15 - Financial Instruments - Change in Fair Value of Derivative Instruments (Details) (Parentheticals)	Mar. 31, 2018	Mar. 31, 2017
European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Borrowings, interest rate	6.50%	6.50%